UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09473

        Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.8% (2.7% of Total Investments)
$ 2,650	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	$2,674,698
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	1,038,340
	5.750%, 6/01/33
865	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	878,866
	Series 2002, 5.375%, 5/15/33

4,515	Total Consumer Staples			4,591,904

	Education and Civic Organizations – 12.8% (8.4% of Total Investments)
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	4,229,520
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	1,312,742
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,065,320
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	552,585
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AAA	3,742,375
	1998A, 6.000%, 7/01/18 – MBIA Insured
25	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	4/07 at 101.00	AAA	25,585
	Natural History, Series 1997A, 5.650%, 4/01/22 – MBIA Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art,	7/12 at 100.00	AAA	4,097,480
	Series 2001D, 5.125%, 7/01/31 – AMBAC Insured

14,055	Total Education and Civic Organizations			15,025,607

	Health Care – 25.1% (16.6% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	1,995,960
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,435,210
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	AAA	10,333,509
	Hospital Medical Center of Queens, Series 1999, 5.600%, 2/15/39 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,542,645
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	2,154,386
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	178,461
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	1,782,063
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
1,630	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,728,615
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	620,046
	Hospital, Series 2003B, 5.500%, 7/01/23
2,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Bonds, Bronx Lebanon	2/08 at 101.50	AAA	2,577,800
	Hospital, Series 1998E, 5.200%, 2/15/15 – MBIA Insured
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	735,023
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,577,790
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,051,860
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	Baa1	764,223
1,045	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,083,717

28,335	Total Health Care			29,561,308

	Housing/Multifamily – 5.8% (3.8% of Total Investments)
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,047,400
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,569,015
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,793,289
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,402,706

6,600	Total Housing/Multifamily			6,812,410

	Tax Obligation/General – 14.9% (9.9% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 – MBIA Insured	11/12 at 100.00	AAA	1,595,120
2,375	5.375%, 11/15/20 – MBIA Insured	11/12 at 100.00	AAA	2,542,556
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding	4/12 at 101.00	Aaa	1,329,702
	Bonds, Series 2002A, 5.375%, 4/01/17 – FSA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 –	3/11 at 101.00	AAA	3,174,000
	FGIC Insured
3,250	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	3,386,727
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,700	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,768,034
1,100	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,140,139
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	552,059
	FSA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	2,079,660
	XLCA Insured

16,680	Total Tax Obligation/General			17,567,997

	Tax Obligation/Limited – 36.1% (23.9% of Total Investments)
250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/08 at 101.00	AAA	258,608
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
220	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	228,103
	Services Facilities, Series 1999D, 5.250%, 2/15/29 – FSA Insured
300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	306,411
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	3,163,860
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	165,642
	2005F, 5.000%, 3/15/21 – FSA Insured
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	434,032
	City School District, Series 2003, 5.750%, 5/01/20 – FSA Insured
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,399,783
	5.250%, 11/15/25 – FSA Insured
1,615	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	1,656,344
	5.000%, 11/15/31 – MBIA Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	4,091,520
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,042,830
	2003A, 5.000%, 11/15/18 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
500	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	517,285
1,400	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,445,458
1,040	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,072,313
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	5,312,550
	Series 2002B, 5.250%, 5/01/16 – MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,056,940
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	520,070
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
500	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	511,050
1,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	1,011,290
1,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1998A, 5.000%,	10/08 at 101.00	AAA	1,031,080
	4/01/15 – FGIC Insured
2,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	2,918,947
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	1,996,064
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	1,048,130
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	795,743
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AAA	9,571,370
	Series 1995, 5.700%, 4/01/20 – FSA Insured

40,050	Total Tax Obligation/Limited			42,555,423

	Transportation – 12.5% (8.2% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	2,079,860
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	AAA	4,096,200
140	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	143,261
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
350	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	359,317
1,000	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	1,024,400
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	88,971
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	524,365
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,028,370
345	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	353,304
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	8/08 at 101.00	AAA	4,106,440
	Twenty-Fourth Series 2001, 5.000%, 8/01/11 – FGIC Insured (Alternative Minimum Tax)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AAA	868,444
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

14,200	Total Transportation			14,672,932

	U.S. Guaranteed – 14.9% (9.8% of Total Investments) (4)
170	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	200,097
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
4,750	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	5,046,780
	Facilities, Series 2002A, 5.000%, 5/15/27 (Pre-refunded 5/15/12) – FGIC Insured
935	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series	No Opt. Call	AAA	1,040,562
	1986A, 8.000%, 5/01/11 (ETM)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/13 at 100.00	AAA	1,073,570
	Series 2003A, 5.250%, 4/01/23 (Pre-refunded 4/01/13) – MBIA Insured
3,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AAA	3,179,490
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
	Facilities and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AAA	1,087,860
1,500	5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AAA	1,631,790
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,731,328
	5.500%, 10/01/40
1,420	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24 (Pre-refunded	7/12 at 100.00	AAA	1,511,576
	7/15/12)

16,350	Total U.S. Guaranteed			17,503,053

	Utilities – 19.7% (13.0% of Total Investments)
680	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	699,135
	5.125%, 12/01/22 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
5,000	5.000%, 9/01/27 – FSA Insured	9/11 at 100.00	AAA	5,083,850
2,715	5.250%, 9/01/28 – FSA Insured	9/11 at 100.00	AAA	2,823,030
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,757,035
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	1,339,429
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/08 at 102.00	AAA	5,152,250
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	5,191,250
	FSA Insured
1,090	Westchester County Industrial Development Agency, Westchester County, New York, Resource	7/07 at 101.00	BBB	1,110,230
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

22,485	Total Utilities			23,156,209

	Water and Sewer – 5.6% (3.7% of Total Investments)
2,665	Albany Municipal Water Finance Authority, New York, Second Resolution Revenue Bonds, Series	6/08 at 100.00	AAA	2,729,493
	2003A, 5.250%, 12/01/18 – MBIA Insured
1,500	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005,	7/15 at 100.00	AAA	1,526,715
	5.000%, 7/15/28 – XLCA Insured
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,353,867
	6/01/28 – MBIA Insured

6,460	Total Water and Sewer			6,610,075

$ 169,730	Total Investments (cost $173,271,165) – 151.2%			178,056,918

	Other Assets Less Liabilities – 0.6%			716,024

	Preferred Shares, at Liquidation Value – (51.8)%			(61,000,000)

	Net Assets Applicable to Common Shares – 100%			$117,772,942

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $173,217,472.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$5,588,222
Depreciation	(748,776)

Net unrealized appreciation (depreciation) of investments	$4,839,446

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.